Financial instruments and risk management - The carrying amounts and fair values of financial assets and financial liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Financial assets	€ 15,075		€ 18,207
Financial liabilities	13,057		12,365
At amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		€ 23,854
Borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	12,125		5,850
Borrowings | At amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		5,850
Financial liabilities, at fair value	12,125		5,850
Borrowings | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	12,259		6,284
Other non-current financial liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	54
Other non-current financial liabilities | At amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	54
Other non-current financial liabilities | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Trade payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	10,166		11,489
Trade payables | At amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		11,489
Financial liabilities, at fair value	10,166		11,489
Trade payables | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0		0
Refund liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	135		0
Refund liabilities | At amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	135
Refund liabilities | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Other liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	743		6,515
Other liabilities | At amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		6,515
Financial liabilities, at fair value	743		6,515
Other liabilities | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0		0
Other current financial liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	878		6,515
Other current financial liabilities | At amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	878		6,515
Other current financial liabilities | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0		0
Total financial liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	23,223		23,854
Total financial liabilities | At amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	23,223		23,854
Total financial liabilities | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	12,259		6,284
Measured at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets		18,207
Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	0		0
Financial assets, at fair value	15,075		18,207
Deposits
Disclosure of detailed information about financial instruments [line items]
Financial assets	21		20
Deposits | Measured at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets		20
Financial assets, at fair value	21		20
Deposits | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	0		0
Other receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	3		3
Other receivables | Measured at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets		3
Financial assets, at fair value	3		3
Other receivables | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	0		0
Other non-current financial assets - third parties
Disclosure of detailed information about financial instruments [line items]
Financial assets	24		23
Other non-current financial assets - third parties | Measured at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets		23
Financial assets, at fair value	24		23
Other non-current financial assets - third parties | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	0		0
Trade receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,042		6,814
Trade receivables | Measured at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets		6,814
Financial assets, at fair value	3,042		6,814
Trade receivables | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	0		0
Deposits current
Disclosure of detailed information about financial instruments [line items]
Financial assets	299		2,099
Deposits current | Measured at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets		2,099
Financial assets, at fair value	299		2,099
Deposits current | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	0		0
Other receivables current
Disclosure of detailed information about financial instruments [line items]
Financial assets	615		1,057
Other receivables current | Measured at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets		1,057
Financial assets, at fair value	615		1,057
Other receivables current | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	0		0
Other financial assets - third parties (current)
Disclosure of detailed information about financial instruments [line items]
Financial assets	914		3,156
Other financial assets - third parties (current) | Measured at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets		3,156
Financial assets, at fair value	914		3,156
Other financial assets - third parties (current) | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	0		0
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	11,095		8,214
Cash and cash equivalents | Measured at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets		€ 8,214
Financial assets, at fair value	11,095		8,214
Cash and cash equivalents | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	0		0
Level 1 | Borrowings | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0		0
Level 1 | Other non-current financial liabilities | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Level 1 | Trade payables | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0		0
Level 1 | Refund liabilities | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Level 1 | Other liabilities | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0		0
Level 1 | Other current financial liabilities | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0		0
Level 1 | Total financial liabilities | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0		0
Level 1 | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	0		0
Level 1 | Deposits | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	0		0
Level 1 | Other receivables | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	0		0
Level 1 | Other non-current financial assets - third parties | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	0		0
Level 1 | Trade receivables | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	0		0
Level 1 | Deposits current | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	0		0
Level 1 | Other receivables current | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	0		0
Level 1 | Other financial assets - third parties (current) | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	0		0
Level 1 | Cash and cash equivalents | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	0		0
Level 2 | Borrowings | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	12,259		6,284
Level 2 | Other non-current financial liabilities | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Level 2 | Trade payables | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0		0
Level 2 | Refund liabilities | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Level 2 | Other liabilities | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0		0
Level 2 | Other current financial liabilities | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0		0
Level 2 | Total financial liabilities | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	12,259		6,284
Level 2 | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	0		0
Level 2 | Deposits | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	0		0
Level 2 | Other receivables | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	0		0
Level 2 | Other non-current financial assets - third parties | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	0		0
Level 2 | Trade receivables | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	0		0
Level 2 | Deposits current | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	0		0
Level 2 | Other receivables current | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	0		0
Level 2 | Other financial assets - third parties (current) | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	0		0
Level 2 | Cash and cash equivalents | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	0		0
Level 3 | Borrowings | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0		0
Level 3 | Other non-current financial liabilities | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Level 3 | Trade payables | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0		0
Level 3 | Refund liabilities | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Level 3 | Other liabilities | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0		0
Level 3 | Other current financial liabilities | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0		0
Level 3 | Total financial liabilities | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0		0
Level 3 | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	0		0
Level 3 | Deposits | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	0		0
Level 3 | Other receivables | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	0		0
Level 3 | Other non-current financial assets - third parties | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	0		0
Level 3 | Trade receivables | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	0		0
Level 3 | Deposits current | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	0		0
Level 3 | Other receivables current | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	0		0
Level 3 | Other financial assets - third parties (current) | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	0		0
Level 3 | Cash and cash equivalents | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	€ 0		€ 0